Annual Operating Expenses - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025
Operating Expenses:
Management fee	0.66%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	0.80%	[3]

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.
[3]	C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.70%.